Summary of Discounted Percentage on Payment of Unsecured Creditors (Detail)	12 Months Ended
Dec. 31, 2018
Up to R$1,000.00
Discounted Percentage On Payment Of Unsecured Creditors [Line Items]
Discount %	0.00%
R$1,000.01 to R$5,000.00
Discounted Percentage On Payment Of Unsecured Creditors [Line Items]
Discount %	15.00%
R$5,000.01 to R$10,000.00
Discounted Percentage On Payment Of Unsecured Creditors [Line Items]
Discount %	20.00%
R$10,000.01 to R$150,000.00
Discounted Percentage On Payment Of Unsecured Creditors [Line Items]
Discount %	30.00%
Over R$150,000.00
Discounted Percentage On Payment Of Unsecured Creditors [Line Items]
Discount %	50.00%